Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Share Capital	The total share capital is as follows:

	December 31, 2022	December 31, 2021
Number of ordinary nominative shares	188,992,529	191,028,642
Par value	0.0001	0.0001

Total issued capital	19	19

Summary of Acquisition of Non Controlling Interests
The effect on the equity attributable to the owners of VTEX during the year is summarized as follows:

Thousands of US$
Cash consideration to be paid to former non-controlling shareholders	(27)
Carrying value of the additional interest in VTEX ARG	123

Difference recognized in capital reserve	96